Estimated Capital Allowances (Detail) (Total Mining Operations, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Calculated tax losses	$ 439.3	$ 525.3
Gold Fields Operations
Income Taxes [Line Items]
Calculated tax losses	404.9	484.4
GFI Joint Venture Holdings
Income Taxes [Line Items]
Calculated tax losses		12.6
Gold Fields Group (excluding South Deep)
Income Taxes [Line Items]
Calculated tax losses	15.2	10.0
Golden Oils (Pty) Limited
Income Taxes [Line Items]
Calculated tax losses		1.2
Agrihold (Pty) Limited
Income Taxes [Line Items]
Calculated tax losses	2.1	1.9
Golden Hytec Farming (Pty) Limited
Income Taxes [Line Items]
Calculated tax losses		1.1
Living Gold (Pty) Limited
Income Taxes [Line Items]
Calculated tax losses	$ 17.1	$ 14.1